NON-INTEREST COST AND EXPENSES BY NATURE (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 HKD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 HKD ($)	Dec. 31, 2020 HKD ($)
NON-INTEREST COST AND EXPENSES BY NATURE
Employee compensation and benefits	$ 2,067,204		$ 1,248,682	$ 682,068
Marketing and branding	548,348		1,163,495	297,170
Processing and servicing costs	373,840	$ 47,919	257,003	149,378
Brokerage commission and handling charge expenses	329,789	$ 42,273	572,159	361,486
Professional services	135,167		59,697	32,988
Rental and other related expenses	119,854		106,459	64,594
Depreciation and amortization	54,714		36,435	27,231
Others	123,706		111,675	42,956
Total	$ 3,752,622		$ 3,555,605	$ 1,657,871